Commitments (Details) - USD ($)	2 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments (Details) [Line Items]
Percentage of deferred fees (in Dollars per share)	$ 0.35	$ 0.35
Percentage of underwriting discount	0.20%
Cash underwriting discount	$ 6,000,000
Aggregated of unterwrite	$ 10,500,000
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Deferred underwriting fees		$ 12,075,000
Purchase of proposed public offering (in Shares)	4,500,000
Cash underwriting discount	$ 6,900,000
Aggregated of unterwrite	$ 12,075,000